Income Taxes (Tables)	12 Months Ended
Aug. 26, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The sources of income (loss) before income taxes are as follows for the successor period from July 7, 2017 through August 26, 2017, the predecessor period from August 28, 2016 through July 6, 2017, the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Domestic	$78	$(690)	$17,674	$(9,171)	$23,752
Foreign	662	2,775	(133)	(477)	(173)
Total	$740	$2,085	$17,541	$(9,648)	$23,579

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) was comprised of the following for the successor period from July 7, 2017 through August 26, 2017, the predecessor period from August 28, 2016 through July 6, 2017, the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Current:
Federal	$414	$7,340	$1,413	$(926)	$51
State and local	11	415	135	101	49
Foreign	247	695	454	343	737
Total current	672	8,450	2,002	(482)	837

Deferred:
Federal	(379)	(4,172)	4,796	(3,443)	8,351
State and local	(3)	259	686	(470)	585
Foreign	—	33	23	61	(150)
Total deferred income tax expense (benefit)	(382)	(3,880)	5,505	(3,852)	8,786
Total tax expense (benefit)	$290	$4,570	$7,507	$(4,334)	$9,623

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	2017		2016	2015	2014
	From July 7, 2017 through August 26, 2017	From August 28, 2016 through July 6, 2017	52-weeks ended	35-weeks ended	52-weeks ended
			August 27, 2016	August 29, 2015	December 27, 2014
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)	(Predecessor)
Statutory income tax expense:	34.0%	34.0%	34.0%	34.0%	35.0%
State income tax expense, net of federal	1.7	21.0	3.9	2.9	4.0
Valuation allowance	5.2	(0.9)	2.2	(4.3)	1.7
Taxes on foreign income above (below) the U.S. tax	(3.3)	(7.5)	0.5	(0.9)	0.5
Warrant liabilities	—	(11.8)	1.4	5.9	(0.2)
Change in tax rate	—	(4.2)	0.6	8.8	(0.5)
Non-Deductible Transaction Costs	—	182.7	—	—	—
Other permanent items	1.6	6.0	0.2	(1.6)	0.3
Income tax expense (benefit)	39.2%	219.3%	42.8%	44.8%	40.8%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities at August 26, 2017 and August 27, 2016 were as follows:

	August 26, 2017	August 27, 2016
Deferred Tax Assets	(Successor)	(Predecessor)
Accounts receivable allowances	$2,727	$2,823
Inventories reserves	322	372
Accrued expenses	2,042	1,951
Net operating loss carryforwards	22,122	12,264
Stock Compensation	154	2,107
Tax Credits	7,976	—
Other	882	1,414
Deferred Tax Assets	36,225	20,931
Valuation Allowance	(3,905)	(3,891)

Deferred tax asset, net of valuation allowance	32,320	17,040

Deferred tax liabilities:
Prepaid expense	(1,066)	(606)
Excess tax over book depreciation	38	(54)
Website development costs	(301)	(317)
Intangible assets	(106,263)	(44,862)
Other	(287)	(393)
Deferred tax liabilities	(107,879)	(46,232)
Net Deferred tax liabilities	$(75,559)	$(29,192)

Schedule of Unrecognized Tax Benefits Roll Forward
Below is a reconciliation of the beginning and ending unrecognized tax benefits, gross, recorded in the Consolidated Balance Sheet:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Beginning of period	$—	$—
Increases for tax positions related to the current period	—	—
Increases for tax positions related to prior periods	—	—
Decreases for tax positions related to prior periods	—	—
Decreases related to settlements	—	—
Decreases due to lapsed statute of limitations	—	—
End of period	$—	$—

Schedule of Undiscounted Future Expected Tax Receivable Agreement Payments
As of August 26, 2017, the undiscounted future expected payments under the TRA are as follows:

Successor (In thousands)	Estimated future payments
2018	$2,812
2019	9,195
2020	5,271
2021	4,075
2022	3,482
2023 and thereafter	15,001